Related Party Transactions	6 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

10. RELATED PARTY TRANSACTIONS

Amount due from a related party

Name of Related Party	Relationship	Nature	Repayment terms	December 31, 2023	June 30, 2023
Weiyi Lin	Director of the Company	Account receivables	Repayment in demand	$-	$13,280
				$-	$13,280

Related party transaction

During the six months ended December 31, 2023, Mr. Zhuoqin Huang, CEO of the Company guaranteed the long-term bank loan of $985,929 for the Company.